Inventories (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Inventory [Line Items]
Inventory write down						$ 100
Related Party [Member]
Inventory [Line Items]
Other assets, related party					5,159
BF-RhodoLED [Member]
Inventory [Line Items]
Provision for inventories					100	100
Xepi Inventory Obsolescence [Member]
Inventory [Line Items]
Provision for inventories					100	$ 100
Ameluz [Member]
Inventory [Line Items]
Inventory write down					$ 5,200